                                                             OMB APPROVAL
                                                      OMB Number: 3235-0006
                                                      Expires: December 31, 2006
                                                      Estimated average burden
                                                      hours per response....22.8

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                   FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6.30.2007
                                               ---------

Check here if Amendment |_|: Amendment Number: __________
 This Amendment (Check only one.):   |_| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Cullen Capital Management, LLC
      ---------------------------------------

Address: 645 Fifth Ave.
         ------------------------
         New York, New York 10022
         ------------------------




Form 13F File Number: 028-____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James P. Cullen
       ---------------
Title: President
       ---------------
Phone: (212) 644-1800
       --------------

Signature, Place, and Date of Signing:

/s/ James P. Cullen          New York, New York               7.31.2007
-------------------          ------------------               ---------
   (Signature)                 (City, State)                    (Date)

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                              0
                                         ------------------------
Form 13F Information Table Entry Total:                       117
                                         ------------------------
Form 13F Information Table Value Total:                 3,875,194
                                         ------------------------
                                               (thousands)

                         Cullen Capital Management, LLC
                                    FORM 13F
                                  June 30, 2007

COLUMN 1                         COLUMN 2  COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------
                                 TITLE OF            VALUE   SHRS OR SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                     CLASS    CUSIP   [x$1000] PRN AMT PRN CALL DISCRETION MANAGERS   SOLE  SHARED   NONE
------------------------------------------------------------------------------------------------------------------------
3M Company                       COM      88579Y101   123363 1421400 SH       Sole                               1421400
AT&T Inc                         COM      00206R102   104744 2523959 SH       Sole                 355000        2168959
Acer Inc                         COM      6005850        102   50000 SH       Sole                  50000
African Bank Investments         COM      S01035112       92   21700 SH       Sole                  21700
Alliance Bernstein Holding LP    COM      01881G106     8713  100050 SH       Sole                 100050
Allied Capital Corp.             COM      01903Q108    11785  380650 SH       Sole                 380650
Altria Group Inc                 COM      02209S103    13986  199400 SH       Sole                 199400
American Int'l Grp               COM      026874107   117256 1674370 SH       Sole                               1674370
Archer Daniels                   COM      039483102    32489  981850 SH       Sole                                981850
Arrow Electronics                COM      042735100    40599 1056452 SH       Sole                               1056452
Ascendas Real Estate Investmen   COM      Y0205X103       19   10000 SH       Sole                  10000
B.A.T. Industries                COM      110448107      799   11550 SH       Sole                  11550
Bank of America                  COM      060505104   106061 2169380 SH       Sole                 269900        1899480
Barloworld LTD                   COM      S08470189      467   16750 SH       Sole                  16750
Berjaya Sports Toto              COM      Y0849N107      479  315000 SH       Sole                 315000
Borg Warner Inc.                 COM      099724106    91951 1068700 SH       Sole                               1068700
Bristol Meyers                   COM      110122108    17885  566700 SH       Sole                 566700
British American Tobacco Malay   COM      Y73286117      336   25800 SH       Sole                  25800
Bunge LTD                        COM      G16962105   113116 1338650 SH       Sole                               1338650
Calloway Real Estate Investmen   COM      131253205      594   25100 SH       Sole                  25100
Canadian National                COM      136375102    40676  798670 SH       Sole                                798670
Canadian Pacific Ltd             COM      13645T100    22945  333400 SH       Sole                                333400
Chevron Corp                     COM      166764100    15332  182000 SH       Sole                 182000
Chubb Corp                       COM      171232101    65193 1204150 SH       Sole                               1204150
Citigroup, Inc.                  COM      172967101    54146 1055680 SH       Sole                               1055680
ConocoPhilips                    COM      20825C104   113526 1446190 SH       Sole                               1446190
Corio NV                         COM      N2273C104      303    3850 SH       Sole                   3850
D Carnegie & Co AB               COM      W20708116      415   23600 SH       Sole                  23600
Deutsche Lufthansa               COM      D1908N106      593   21200 SH       Sole                  21200
Devon                            COM      25179M103   117668 1502980 SH       Sole                               1502980
Digi Com                         COM      Y2070F100      466   70000 SH       Sole                  70000
Dow Chemical                     COM      260543103    14055  317850 SH       Sole                 317850
Enerplus Resourses Fund          COM      29274D604      379    8050 SH       Sole                   8050
Equigold NL                      COM      006319959       27   17400 SH       Sole                  17400
Eurocastle Investment            COM      G3222A106      211    4550 SH       Sole                   4550
Eurocommercial Properties        COM      N31065142      438    8450 SH       Sole                   8450
General Electric                 COM      369604103    70467 1840820 SH       Sole                 392700        1448120
General Mills                    COM      370334104   101484 1737150 SH       Sole                               1737150
Genuine Parts Co.                COM      372460105    12782  257700 SH       Sole                 257700
HJ Heinz CO                      COM      423074103    13830  291350 SH       Sole                 291350
Health Care Properties Invt      COM      421915109     9794  338550 SH       Sole                 338550
Hewlett Packard                  COM      428236103    93435 2094020 SH       Sole                               2094020

Home Depot                       COM      437076102    51817 1316820 SH       Sole                               1316820
Hopewell Holdings Ltd            COM      Y37129148      163   40000 SH       Sole                  40000
IOI Properties Berhad            COM      Y41762108      118   30700 SH       Sole                  30700
JP Morgan Chase                  COM      46625H100   117176 2418500 SH       Sole                 267650        2150850
KT&G Corp - LOCAL                COM      Y49904108      947   13445 SH       Sole                  13445
Kimberly Clark                   COM      494368103   124761 1865170 SH       Sole                 200950        1664220
Kraft Foods Inc.                 COM      50075N104   103478 2935532 SH       Sole                 416132        2519400
Kuala Lumpur Kepong              COM        6497446      490  131250 SH       Sole                 131250
Lite-On Tech                     COM        6519481      284  220000 SH       Sole                 220000
Merrill Lynch & Co.              COM      590188108   103363 1236700 SH       Sole                               1236700
Metlife Inc.                     COM      59156R108   118826 1842840 SH       Sole                               1842840
Morgan Stanley, Dean Witter, Dis COM      617446448    94718 1360500 SH       Sole                               1360500
PPG Industries Inc.              COM      693506107    10830  142300 SH       Sole                 142300
PT Int'l Nickel Indonesia        COM      Y39128130      154   25000 SH       Sole                  25000
Parkway Holdings                 COM      V71793109      269  103000 SH       Sole                 103000
Pengrowth Energy Trust           COM      706902509      214   11200 SH       Sole                  11200
Petra Foods Ltd                  COM      Y6804G102      123  119000 SH       Sole                 119000
Pfizer Inc.                      COM      717081103   121546 4753450 SH       Sole                 605500        4147950
Primaris Retail Real Estate In   COM      74157U109      608   33800 SH       Sole                  33800
RWE AG - LOCAL                   COM      D6629K109      701    6600 SH       Sole                   6600
Raffles Medical Group            COM      Y7174H100      485  494900 SH       Sole                 494900
Raytheon Co. (New)               COM      755111507   109795 2037400 SH       Sole                               2037400
Regions Financial Corp           COM      7591EP100   104121 3145650 SH       Sole                 353250        2792400
Road King Infrastructure         COM      G76058109      252  130000 SH       Sole                 130000
Rojana Indus Park - Foreign      COM      Y7323X147       64  137000 SH       Sole                 137000
Rotary Engineering LTD           COM      Y7326V106      137  170000 SH       Sole                 170000
SBI Holdings                     COM      J6991H100      334    1050 SH       Sole                   1050
Samsung Electronic-PFD 144A      COM      Y74718118      326     695 SH       Sole                    695
Siliconware Precision            COM      827084864      487   44300 SH       Sole                  44300
Singapore Technologies           COM      Y7996W103      412  175000 SH       Sole                 175000
Singapore Telecom - Local        COM      Y79985209      182   80000 SH       Sole                  80000
St. George Bank Ltd              COM      Q8757F106      462   15350 SH       Sole                  15350
Ta Ann Holdings                  COM      Y8345V101      528  160000 SH       Sole                 160000
Tat Hong Holdings Ltd            COM      Y8548U124      140  102000 SH       Sole                 102000
Telenor ASA LOCAL                COM      R21882106      697   35450 SH       Sole                  35450
Timberwest Forest Corp           COM      887147205      215   12700 SH       Sole                  12700
Tsakos Energy Navigation Ltd A   COM      G9108L108      308    4400 SH       Sole                   4400
Unicredito Italiano SpA          COM      T95132105      552   61550 SH       Sole                  61550
United Tech Corp                 COM      913017109   117013 1649700 SH       Sole                               1649700
Verizon                          COM      92343V104   108683 2639850 SH       Sole                 372950        2266900
Vermillion Energy Trust Unit     COM      923728109      530   15650 SH       Sole                  15650
Wachovia Corp 2nd New            COM      929903102    10742  209600 SH       Sole                 209600
Weyerhaeuser & Co                COM      962166104    55973  709150 SH       Sole                  83250         625900
Wyeth                            COM      983024100   113116 1972730 SH       Sole                               1972730
ABN Amro Holding                 ADR      000937102      514   11200 SH       Sole                  11200
Anglo American plc               ADR      03485P201    21683  739040 SH       Sole                 198420         540620
Australia & New Zealand Bkg AD   ADR      052528304      851    6900 SH       Sole                   6900
BP Amoco PLC                     ADR      055622104    14636  202880 SH       Sole                 202880
Cemex S.A.B DE                   ADR      151290889    86629 2347668 SH       Sole                 383821        1963847
Companhia Energetica de Minas    ADR      204409601    18093  857500 SH       Sole                 857500
Companhia Siderurgica NACL ADR   ADR      20440W105      411    7950 SH       Sole                   7950
Diageo PLC ADR                   ADR      25243Q205   122009 1464520 SH       Sole                 174100        1290420

Eni SPA                          ADR      26874R108      839   11600 SH       Sole                  11600
Ente Nazionale per L'Energia E   ADR      29265W108    14196  264350 SH       Sole                 264350
France Telecom                   ADR      35177Q105      456   16600 SH       Sole                  16600
GlaxoSmithkline - ADR            ADR      37733W105    93670 1788620 SH       Sole                 227400        1561220
HSBC Holdings                    ADR      404280406    10774  117400 SH       Sole                 117400
ING Group                        ADR      456837103      721   16400 SH       Sole                  16400
Icici Bank - ADR                 ADR      45104G104    36668  746050 SH       Sole                                746050
Kimberly Clark of Mex            ADR      494386204      568   26850 SH       Sole                  26850
Kookmin Bank                     ADR      50049M109      614    7000 SH       Sole                   7000
Lukoil Co. ADR                   ADR      677862104      265    3500 SH       Sole                   3500
Nestles SA ADR                   ADR      641069406    98765 1032570 SH       Sole                   8500        1024070
Nissan Mtr Spon ADR              ADR      654744408      370   17250 SH       Sole                  17250
Nokia Sponsored ADR              ADR      654902204    85897 3055750 SH       Sole                    950        3054800
O A O Gazprom                    ADR      368287207    56958 1361000 SH       Sole                               1361000
Petrochina Co. Ltd - ADR         ADR      71646E100    15336  103150 SH       Sole                 103150
Petroleo Brasileiro              ADR      71654V408      315    2600 SH       Sole                   2600
Singapore Telecom ADR            ADR      82929R304      605   26995 SH       Sole                  26995
Taiwan Semiconductor Mfg Co      ADR      874039100      365   32763 SH       Sole                  32763
Uniao de Bancos Brasileiros      ADR      90458E107      585    5180 SH       Sole                   5180
Unilever NV                      ADR      904784709   152949 4930660 SH       Sole                 554900        4375760
United Overseas Bank Sponsored   ADR      911271302      306   10650 SH       Sole                  10650
Vodafone Group PLC               ADR      92857W209    17533  521350 SH       Sole                 521350
Ford Motor Cap Tr II             PFD      345395206    12466  323800 SH       Sole                 323800
REPORT SUMMARY                   117   DATA RECORDS  3875194           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.